Note 6 - Financial Risk Management (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Increase (decrease) in net income (loss) from 10 percent change in foreign currency	$ 938	$ 108